Strategic Latin America Fund
Strategic Latin America Fund
Investment Objective
Strategic Latin America Fund (the “Fund”) seeks income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled “Purchase Programs” on page 18 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Latin America Fund Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	2.00%
Wire Fee	20
Overnight Check Delivery Fee	15
Retirement account fees (annual maintenance and full redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Strategic Latin America Fund Class A
Management fees		1.10%
Distribution (Rule 12b-1) Fee		0.25%
Other expenses		1.00%
Acquired fund fees and expenses		0.02%
Total annual fund operating expenses	[1]	2.37%
Fee waiver and/or expense reimbursements	[2]	(0.55%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.82%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.80% of average daily net assets of the Fund. This agreement is in effect until July 31, 2013, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Strategic Latin America Fund Class A	676	1,153	1,655	3,031

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 317% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in Latin American securities (i.e., equity and debt securities of Latin American companies, sovereign debt of Latin American countries, and investment companies that primarily invest in the securities of issuers in, or seek to track the performance of indices based on, Latin American markets).  The Fund defines Latin America as Central America (including Mexico) and South America, excluding the Caribbean islands.  The Fund considers a company to be a Latin American company if (1) the company is organized under the laws of a country in Latin America or has its principal office in a country in Latin America; (2)  at the time of purchase the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent fiscal year from business in the Latin America region; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter in Latin America. The countries in the Latin America region are generally considered to be developing countries. The Fund may invest up to 20% of its assets in countries outside the Latin America region. Although the Fund normally allocates its investments across different countries, the Fund’s investments may be concentrated in investments in certain countries, which may change from time to time.

The Fund’s portfolio will be comprised of a mix of: equity securities, including common stocks, preferred stocks, convertible securities, and depository receipts without regard to the market capitalization of the issuer (i.e., large-cap, mid-cap, small-cap, and micro-cap companies); fixed income securities with  remaining maturities of up to ten years, including investment grade and high-yield (or “junk”) corporate bonds, and foreign sovereign and foreign agency debt; money market instruments; exchange-traded funds (“ETFs”) that trade on U.S. and other exchanges and seek to track the performance of securities indices for the markets, sectors, and industries in which the Fund may invest directly; shares of other investment funds (to the extent permitted by applicable law); and other investments, like CDs and fixed-income linked structured notes,  that the Fund’s advisor believes are likely to help the Fund achieve its investment objective. The Fund may also invest in derivatives (like swaps) with the purpose of hedging non-U.S. dollar currency exposures and to gain exposure to markets in which the Fund may not be able to invest directly, due to a scarcity of investments, local market restrictions, and other factors. A portion of the Fund’s portfolio may at times be invested in securities of issuers located in the Latin America region that are not traded on any exchange or in any other established secondary trading market (“unlisted securities”), to the extent permitted by applicable law (including requirements applicable to investments in illiquid securities). The Fund’s advisor expects the average portfolio maturity of the Fund’s fixed income portfolio to be approximately five years.

The Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Fund’s performance.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money:

•            Market Risk of Equity Securities: By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s equity investments may underperform particular sectors of a given market or the equity market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

•            Market Risk of Fixed Income Securities: The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

•            Foreign Investment Risks: Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

•            Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

•            Latin America Risk: Because the Fund’s investments will be focused in the Latin America region, the Fund's performance is expected to be closely tied to social, political, and economic conditions within this region and may be more volatile than the performance of funds that invest in more developed countries and regions. The Fund’s performance may be particularly sensitive to social, political and economic conditions in those countries in which the Fund’s investments are more concentrated.

•            Small, Mid-Cap and Micro-Cap Company Risk: Small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Investments in micro-cap companies are subject to many of the same risks associated with investments in small- and mid-cap companies, although to a greater degree given their generally much smaller size. Investment in small, mid-sized and micro-cap company stocks can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

•            Portfolio Turnover Risk: The Fund’s turnover rate may exceed 100%. A high turnover rate (100% or more) may lead to higher transaction costs, may result in a greater number of taxable transactions, and may negatively affect the Fund’s performance.

•            Preferred Stock Risk: The prices of preferred stocks typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall.

•            Credit Risk: The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

•            Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments in fixed income securities and preferred stock.

•            Liquidity Risk: Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

•            High Yield (“Junk”) Bond Risk: High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment-grade securities.

•            Derivative Investment Risk: The Fund’s use of derivative instruments (swaps and futures, for example) may involve other risks than those associated with investing directly in the underlying securities or currencies. Derivatives involve risks of improper valuation and ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security or currency.

•            Structured Note Risk: The value or interest rate of a structured note may increase or decrease if the value of the reference instrument or index increases. Similarly, the value of a structured note may increase or decrease if the value of the reference instrument or index decreases.

•            Unlisted/Restricted Securities Risk: Unlisted (or restricted) securities are subject to legal restrictions on their sale. Difficulty in selling these securities may result in a loss or be costly to the Fund.

•            Management Risk: The skill of the Advisor in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In addition, it is possible that political and social changes in the Latin America region could adversely affect the Advisor and its ability to manage the Fund.

Performance

The performance information provided below indicates some of the risks of investing in the Fund by comparing the performance of the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Annual Total Return For each calendar year at NAV

The year-to-date return as of June 30, 2012 was 10.79%

Highest Calendar Quarter Return at NAV (non-annualized):	12.43%	Quarter Ended 12/31/11
Lowest Calendar Quarter Return at NAV (non-annualized):	(21.92)%	Quarter Ended 9/30/11

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Strategic Latin America Fund	1 Year		Since Inception		Inception Date
Class A	(16.12%)		(5.90%)		May 3, 2010
Class A Return After Taxes on Distributions	(17.42%)		(7.62%)		May 3, 2010
Class A Return After Taxes on Distributions and Sale of Fund Shares	(10.39%)		(5.86%)		May 3, 2010
Credit Suisse Latin America Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	7.15%		8.02%		May 3, 2010
MSCI EM Latin America IMI Index (reflects no deduction for fees, expenses or taxes)	(19.96%)		(4.54%)		May 3, 2010
Custom Index* (reflects no deduction for fees, expenses or taxes	(2.70%)	[1]	3.99%	[1]	May 3, 2010
[1]	The Custom Index is composed of a 65% weighting in the Credit Suisse Latin America Corporate Bond Index and a 35% weighting in the MSCI EM (Emerging Markets) Latin America IMI Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 31, 2012
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Strategic Latin America Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLATX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumCumulativeSalesChargeOverOther	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Fee	cik0001318342_WireFee	20
Overnight Check Delivery Fee	cik0001318342_OvernightCheckDeliveryFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_Component1OtherExpensesOverAssets	1.00%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.37%	[1]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.82%	[1],[2]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	317.00%
ExpenseExample, 1 YEAR	rr_ExpenseExampleYear01	676
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,153
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,655
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,031
Annual Return 2011	rr_AnnualReturn2011	(11.70%)
1 Year	rr_AverageAnnualReturnYear01	(16.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Strategic Latin America Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Strategic Latin America Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Strategic Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Latin America Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Strategic Latin America Fund (the “Fund”) seeks income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled “Purchase Programs” on page 18 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-7-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 317% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in Latin American securities (i.e., equity and debt securities of Latin American companies, sovereign debt of Latin American countries, and investment companies that primarily invest in the securities of issuers in, or seek to track the performance of indices based on, Latin American markets).  The Fund defines Latin America as Central America (including Mexico) and South America, excluding the Caribbean islands.  The Fund considers a company to be a Latin American company if (1) the company is organized under the laws of a country in Latin America or has its principal office in a country in Latin America; (2)  at the time of purchase the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent fiscal year from business in the Latin America region; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter in Latin America. The countries in the Latin America region are generally considered to be developing countries. The Fund may invest up to 20% of its assets in countries outside the Latin America region. Although the Fund normally allocates its investments across different countries, the Fund’s investments may be concentrated in investments in certain countries, which may change from time to time.

The Fund’s portfolio will be comprised of a mix of: equity securities, including common stocks, preferred stocks, convertible securities, and depository receipts without regard to the market capitalization of the issuer (i.e., large-cap, mid-cap, small-cap, and micro-cap companies); fixed income securities with  remaining maturities of up to ten years, including investment grade and high-yield (or “junk”) corporate bonds, and foreign sovereign and foreign agency debt; money market instruments; exchange-traded funds (“ETFs”) that trade on U.S. and other exchanges and seek to track the performance of securities indices for the markets, sectors, and industries in which the Fund may invest directly; shares of other investment funds (to the extent permitted by applicable law); and other investments, like CDs and fixed-income linked structured notes,  that the Fund’s advisor believes are likely to help the Fund achieve its investment objective. The Fund may also invest in derivatives (like swaps) with the purpose of hedging non-U.S. dollar currency exposures and to gain exposure to markets in which the Fund may not be able to invest directly, due to a scarcity of investments, local market restrictions, and other factors. A portion of the Fund’s portfolio may at times be invested in securities of issuers located in the Latin America region that are not traded on any exchange or in any other established secondary trading market (“unlisted securities”), to the extent permitted by applicable law (including requirements applicable to investments in illiquid securities). The Fund’s advisor expects the average portfolio maturity of the Fund’s fixed income portfolio to be approximately five years.

The Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Fund’s performance.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money:

•            Market Risk of Equity Securities: By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s equity investments may underperform particular sectors of a given market or the equity market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

•            Market Risk of Fixed Income Securities: The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

•            Foreign Investment Risks: Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

•            Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

•            Latin America Risk: Because the Fund’s investments will be focused in the Latin America region, the Fund's performance is expected to be closely tied to social, political, and economic conditions within this region and may be more volatile than the performance of funds that invest in more developed countries and regions. The Fund’s performance may be particularly sensitive to social, political and economic conditions in those countries in which the Fund’s investments are more concentrated.

•            Small, Mid-Cap and Micro-Cap Company Risk: Small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Investments in micro-cap companies are subject to many of the same risks associated with investments in small- and mid-cap companies, although to a greater degree given their generally much smaller size. Investment in small, mid-sized and micro-cap company stocks can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

•            Portfolio Turnover Risk: The Fund’s turnover rate may exceed 100%. A high turnover rate (100% or more) may lead to higher transaction costs, may result in a greater number of taxable transactions, and may negatively affect the Fund’s performance.

•            Preferred Stock Risk: The prices of preferred stocks typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall.

•            Credit Risk: The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

•            Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments in fixed income securities and preferred stock.

•            Liquidity Risk: Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

•            High Yield (“Junk”) Bond Risk: High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment-grade securities.

•            Derivative Investment Risk: The Fund’s use of derivative instruments (swaps and futures, for example) may involve other risks than those associated with investing directly in the underlying securities or currencies. Derivatives involve risks of improper valuation and ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security or currency.

•            Structured Note Risk: The value or interest rate of a structured note may increase or decrease if the value of the reference instrument or index increases. Similarly, the value of a structured note may increase or decrease if the value of the reference instrument or index decreases.

•            Unlisted/Restricted Securities Risk: Unlisted (or restricted) securities are subject to legal restrictions on their sale. Difficulty in selling these securities may result in a loss or be costly to the Fund.

•            Management Risk: The skill of the Advisor in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In addition, it is possible that political and social changes in the Latin America region could adversely affect the Advisor and its ability to manage the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by comparing the performance of the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return as of June 30, 2012 was 10.79%

Highest Calendar Quarter Return at NAV (non-annualized):	12.43%	Quarter Ended 12/31/11
Lowest Calendar Quarter Return at NAV (non-annualized):	(21.92)%	Quarter Ended 9/30/11

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (non-annualized)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (non-annualized)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.92%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Strategic Latin America Fund | Credit Suisse Latin America Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.15%
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Strategic Latin America Fund | MSCI EM Latin America IMI Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Strategic Latin America Fund | Custom Index* (reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.70%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010

[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.80% of average daily net assets of the Fund. This agreement is in effect until July 31, 2013, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.
[3]	The Custom Index is composed of a 65% weighting in the Credit Suisse Latin America Corporate Bond Index and a 35% weighting in the MSCI EM (Emerging Markets) Latin America IMI Index.